Property, plant and equipment, net - Schedule of property, plant and equipment, net acquisition cost (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	$ 905,840	$ 305,874	$ 123,249
Acquisition cost, Acquisition of subsidiaries	14,012
Acquisition cost, Additions	336,310	619,279	182,625
Acquisition cost, Disposals	(24,368)	(19,313)
Acquisition cost, Ending balance	1,231,794	905,840	305,874
Land [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	49,256	47,124
Acquisition cost, Additions		2,132	47,124
Acquisition cost, Ending balance	49,256	49,256	47,124
Molds [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	126,296	41,269	37,515
Acquisition cost, Additions	82,457	85,049	3,754
Acquisition cost, Disposals	(2,334)	(22)
Acquisition cost, Transferred	63,729
Acquisition cost, Ending balance	270,148	126,296	41,269
Vehicles [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	13,107	1,602	1,602
Acquisition cost, Additions	6,046	28,740
Acquisition cost, Disposals	(1,439)	(17,235)
Acquisition cost, Ending balance	17,714	13,107	1,602
Computers and equipment [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	68,040	66,823	59,640
Acquisition cost, Acquisition of subsidiaries	13,473
Acquisition cost, Additions	709	3,273	7,183
Acquisition cost, Disposals	(19,764)	(2,056)
Acquisition cost, Transferred	18,521
Acquisition cost, Ending balance	80,979	68,040	66,823
Leasehold improvements [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	34,308	29,882	24,492
Acquisition cost, Acquisition of subsidiaries	539
Acquisition cost, Additions	119	4,426	5,390
Acquisition cost, Disposals	(831)
Acquisition cost, Transferred	3,980
Acquisition cost, Ending balance	38,115	34,308	29,882
Construction in progress [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	288,189	119,174
Acquisition cost, Additions	246,979	169,015	119,174
Acquisition cost, Transferred	(437,884)
Acquisition cost, Ending balance	97,284	288,189	$ 119,174
Buildings [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment, net acquisition cost [Line Items]
Acquisition cost, Beginning balance	326,644
Acquisition cost, Additions		326,644
Acquisition cost, Transferred	351,654
Acquisition cost, Ending balance	$ 678,298	$ 326,644